RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Compensation paid	$ 0	$ 24,137	$ 5,075	$ 76,147
Shareholder advances			51,750	11,668
Shareholder advance repayments			182,876	0
Unpaid Credit Advances			$ 164,564	$ 295,669	$ 295,669	$ 284,500
Pickpocket, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest	80.00%		80.00%		80.00%
Purchase price			$ 1,000,000			$ 1,000,000
Interest rate			5.00%			5.00%
Accrued interest - related party	$ 75,000		$ 75,000		$ 50,000	$ 50,000
Related party notes payable	$ 1,000,000		$ 1,000,000		$ 1,000,000